Fair Value Measurements	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 12. FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis. The following table presents information about our financial assets and liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques we utilize to determine such fair value as of September 30, 2013 and June 30, 2013:

	As of September 30, 2013
(in millions)	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash Equivalents	$1,493	$1,493	$—	$—
Other Investments	21	17	4	—
Interest Rate Swap Agreements	41	—	41	—
Foreign Currency Forward Contracts	—	—	—	—

Total Financial Assets	$1,555	$1,510	$45	$—

Financial Liabilities:
Contingent Consideration	$5	$—	$—	$5
Foreign Currency Forward Contracts	—	—	—	—

Total Financial Liabilities	$5	$—	$—	$5

	As of June 30, 2013
(in millions)	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash Equivalents	$1,552	$1,552	$—	$—
Other Investments	19	19	—	—
Interest Rate Swap Agreements	34	—	34	—
Foreign Currency Forward Contracts	—	—	—	—

Total Financial Assets	$1,605	$1,571	$34	$—

Financial Liabilities:
Contingent Consideration	$5	$—	$—	$5
Foreign Currency Forward Contracts	—	—	—	—

Total Financial Liabilities	$5	$—	$—	$5

The cash equivalents balance is comprised of highly liquid investments purchased with a maturity of three months or less from the original purchase date. The other investments balance includes investments in mutual funds classified as “Other Assets” in the unaudited condensed consolidated balance sheets, all related to our deferred compensation plan. Both the cash equivalents and other investments classified as Level 1 were valued based on quoted market prices for identical instruments. Assets classified as Level 2 relate to a portion of other investments not classified as Level 1, foreign currency forward contracts, and interest rate swap agreements. Liabilities classified as Level 2 relate to foreign currency forward contracts. The fair value of other investments classified as Level 2 is determined based on quoted market prices for similar instruments or observable inputs other than quoted market prices. The fair value of foreign currency forward contracts is determined by using observable market spot rates and forward points adjusted by risk-adjusted discount rates. The fair value of interest rate swap agreements is determined by using methodologies similar in nature to those of our foreign currency forward contracts. The value of our derivatives represents the present value of amounts estimated to be received for the assets at the measurement date from a marketplace participant in settlement of these instruments. See note 11 to the unaudited condensed consolidated financial statements. The amount of assets classified as Level 3 at September 30, 2013 and June 30, 2013 were not material.

Liabilities classified as Level 3 relate to business combination contingent consideration arrangements and are recorded within either “Other Accrued Liabilities” or “Other Liabilities” in the unaudited condensed consolidated balance sheets based on the timing of the associated underlying payments. The corresponding purchase agreements require future payments based on the achievement of certain post-combination performance metrics of the acquired businesses, such as net revenues, gross profit, or date of first commercial sale. The fair values of the expected future payments to be made are primarily estimated by utilizing a Monte Carlo valuation model involving the use of significant unobservable inputs. The future estimated payments are recorded at present value using discount rates adjusted for the level of risk commensurate with each acquired business, and are re-measured at each reporting period. Changes in the estimated fair values of future payments are recorded in the unaudited condensed consolidated statements of income in either “Selling, General and Administrative Expense” or “Research and Development Expense” based on the nature of each acquired business.

The following table summarizes the changes in liabilities classified as contingent consideration:

(in millions)	Total
Future Gross Expected Payments at June 30, 2013	$13

Carrying Value at June 30, 2013	$5
Acquisition Date Fair Value of Contingent Consideration	—
Change in Fair Value Included in Expense	—
Payments	—

Carrying Value at September 30, 2013	$5

Future Gross Expected Payments at September 30, 2013	$13

Other Instruments. The estimated fair value of our long-term obligations and other short-term borrowings was $1,564 million and $1,572 million as of September 30, 2013 and June 30, 2013, respectively, as compared to the net carrying amounts of $1,451 million and $1,446 million at September 30, 2013 and June 30, 2013, respectively. The fair value of our senior notes at September 30, 2013 and June 30, 2013 was based on quoted market prices, which involved the use of Level 1 inputs. The fair value of the other obligations at September 30, 2013 and June 30, 2013, was based on the quoted market prices for either the same or similar debt, which involved the use of observable Level 2 inputs. The fair value of the Rowa debt facility at September 30, 2013 and June 30, 2013 was determined using a discounted cash flow analysis, which approximated carrying value. We considered the interest rates of European instruments with similar maturity dates, which involved the use of significant unobservable Level 3 inputs. See note 8 for further information.

NOTE 15. FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis.    The following table presents information about our financial assets and liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques we utilize to determine such fair value at June 30, 2013:

(in millions)	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash Equivalents	$1,552	$1,552	$—	$—
Other Investments	19	19	—	—
Assets-Foreign Currency Forward Contracts	—	—	—	—
Assets-Interest Rate Swap Agreements	34	—	34	—

Total Financial Assets	$1,605	$1,571	$34	$—

Financial Liabilities:
Liabilities-Foreign Currency Forward Contracts	$—	$—	$—	$—

Total Financial Liabilities	$—	$—	$—	$—

The cash equivalents balance is comprised of highly liquid investments purchased with a maturity of three months or less from the original purchase date. The other investments balance includes investments in mutual funds classified as “Other Assets” in the consolidated balance sheets, all related to our deferred compensation plan. Both the cash equivalents and other investments were valued based on quoted market prices for identical instruments. Assets classified as Level 2 relate to foreign currency forward contracts and interest rate swap agreements, while liabilities classified as Level 2 relate to foreign currency forward contracts. The fair value of foreign currency forward contracts is determined by using observable market spot rates and forward points adjusted by risk-adjusted discount rates. The fair value of interest rate swap agreements is determined by using methodologies similar in nature to those of our foreign currency forward contracts. The value of our derivatives represents the present value of amounts estimated to be received for the assets or paid to transfer the liabilities at the measurement date from a marketplace participant in settlement of these instruments. See note 14 to the consolidated financial statements. The amount of Level 3 assets and liabilities measured on a recurring basis at June 30, 2013 was immaterial.

Other Instruments.    The estimated fair value of our long-term obligations and other short-term borrowings was $1,572 million and $1,577 million as of June 30, 2013 and June 30, 2012, respectively, as compared to the net carrying amounts of $1,446 million and $1,402 million at June 30, 2013 and June 30, 2012, respectively. The fair value of our senior notes at June 30, 2013 and June 30, 2012 was based on quoted market prices, which involved the use of Level 1 inputs. The fair value of the other obligations at June 30, 2013 and June 30, 2012, was based on the quoted market prices for either the same or similar debt, which involved the use of observable Level 2 inputs. The fair value of the Rowa debt facility at June 30, 2013, was determined using a discounted cash flow analysis, which approximated its carrying value. We considered the interest rates of European instruments with similar maturity dates, which involved the use of significant unobservable Level 3 inputs. See note 11 for further information.